ACQUISITIONS	12 Months Ended
Dec. 31, 2021
ACQUISITIONS
Note 2 - Acquisitions

NOTE 2 – ACQUISITIONS

The Fitness Container, LLC (DBA Air Fitness)

On June 1, 2020, the Company signed an agreement for the acquisition of a majority interest in San Diego based manufacturing company, The Fitness Container, LLC dba “Air Fitness” (www.airefitness.com), for 500,000 shares of common stock in TPT, vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading, a $500,000 promissory note payable primarily out of future capital raising and a 10% gross profit royalty from sales of drive through lab operations for the first year. Air Fitness, in which TPT owns 75% is a California LLC founded in 2014 focused on custom designing, manufacturing, and selling high-end turnkey outdoor fitness studios and mobile medical testing labs. Air Fitness has contracted with YMCAs, Parks and Recreation departments, Universities and Country Clubs which are currently using its mobile gyms.  Air Fitness’ existing and future clients will be able to take advantage of TPT’s upcoming Broadband, TV and Social Media platform to offer virtual classes utilizing the company’s mobile gyms. The agreement included an employment agreement for Mario Garcia, former principal owner, which annual employment is to be at $120,000 plus customary employee benefits.  This agreement was closed August 1, 2020.

The Company evaluated this acquisition in accordance with ASC 805-10-55-4 to discern whether the assets and operations of the assets purchased met the definition of a business. The company concluded that there are processes and sufficient inputs into outputs.  Accordingly, the Company accounted for this transaction as a business combination and allocated the purchase price as follows:

Consideration given at fair value:
Note payable, net of discount	$340,000
Accounts payable	157,252
Non-controlling interest	113,333
$610,585

Assets acquired at fair value:
Cash	$460
Accounts receivable	39,034
$39,494
Goodwill	$571,091

Had the acquisition of Air Fitness occurred on January 1, 2020, condensed proforma results of operations for the years ended December 31, 2021 and 2020 would be as follows:

	2021	2020
Revenue	$10,029,579	$11,191,709
Cost of Sales	7,802,175	7,270,166
Gross Profit	$2,227,404	$3,921,543
Expenses	(8,905,220)	(12,305,652)
Other income (expense)	2,582,309	85,071
Net Loss	$(4,095,507)	$(8,299,039)
Loss per share	$(0.00)	$(0.01)

Actual revenue for Air Fitness for the year ended December 31, 2020 was $0.

TPT Strategic Merger with Southern Plains

On August 1, 2020, InnovaQor (name changed to TPT Strategic, Inc.), a wholly-owned subsidiary of the Company, entered into a Merger Agreement with the publicly traded company Southern Plains Oil Corp. (OTC PINK: SPLN prior to Merger Agreement).

During 2020, TPT Strategic authorized a Series A Super Majority Preferred Stock valued at $350,000 by management and issued to a third party in exchange for legal services.  Effective September 30, 2020, the Series A Super Majority Preferred Stock was exchanged with TPT for a note payable of $350,000 payable in cash or common stock.    As such, as of September 30, 2020, the Company, for accounting purposes, took control of the merged TPT Strategic and reflected in its consolidated balance sheet the non-controlling interest of $219,058 in the liabilities under a license agreement valued at $3,500,000.  This $3,500,000 was recorded as a Note Payable and expensed on InnovaQor’s books.  During the year ended December 31, 2021, the license agreement was cancelled and the non controlling interest reversed.

TPT Strategic Merger with Education System Management

On June 22, 2021, TPT Strategic and the Company signed a merger agreement with Education Systems Management, LLC (“EDSM”) to create a merged public entity. TPT Strategic will become a non controlling interest to TPTW after the merger and after fund raising efforts at an estimated 28%.  Both TPT Strategic and the Company will enter into a software development agreement for the development of a standalone backend and front-end telemedicine technology platform which is not to exceed $3.5M in cost.  It is also the intent that current TPT shareholders will receive TPT Strategic stock of 2.5M common shares as a dividend after the merger is complete and appropriate shares are registered with the SEC under a registration rights agreement. Currently, EDSM has approximately $4 million in unaudited annual revenue and is profitable.  Closing was expected on or before August 1, 2021, or as agreed by all parties.  The parties have verbally agreed to close as soon as possible and are working towards this.